Discontinued Operations - Summary of the Carrying Value of Major Classes of Assets and Liabilities (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Cash and cash equivalents	$ 4
Accounts receivable	355
Inventories	232
Income taxes receivable	3
Prepaid expenses and other	10
Deferred tax assets	12
Fixed assets, net	263
Goodwill	12
Investments	40
Other assets	26
Total assets of the discontinued operations classified as held for sale	957
Bank indebtedness	3
Accounts payable	376
Accrued salaries and wages	44
Other accrued liabilities	91
Long-term debt due within one year	1
Long-term employee benefit liabilities	20
Other long-term liabilities	12
Deferred tax liabilities	1
Total liabilities of the discontinued operations classified as held for sale	$ 548